Intangible Assets - Schedule of Intangible Assets (Detail) - Micromidas, Inc. - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Patents	$ 435,096	$ 429,977	$ 420,893
Less accumulated amortization	(185,437)	(172,305)	(125,788)
Intangible assets, net	$ 249,659	$ 257,672	$ 295,105